LEASE	12 Months Ended
Dec. 31, 2021
LEASE
LEASE

12. LEASE

The Company leases office space, office equipment and vehicles for solar power plants construction, and manufacturing facilities in various regions where the Company operates. Leased assets are mainly located in the PRC, United States and Canada.

The leases considered as ROU assets have various terms of up to twenty years. The Company also has certain leases with terms of 12 months or less, which are not recorded on the consolidated balance sheet.

The components of lease expenses were as follows:

	Year ended	Year ended
	December 31, 2020	December 31, 2021
	$	$
Finance lease cost:
Amortization of right-of-use assets	8,036	14,920
Interest on lease liabilities	1,497	1,349
Operating fixed lease cost	19,630	18,443
Short-term lease cost	850	1,884
Total lease cost	30,013	36,596

Other supplemental information related to leases is summarized below:

	Year ended	Year ended
	December 31, 2020	December 31, 2021
	$	$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance lease	(1,497)	(1,349)
Operating cash outflows from operating lease	(20,589)	(19,972)
Financing cash outflows from finance lease	(19,163)	(35,554)
ROU assets obtained in exchange of new finance lease liabilities in non-cash transaction	10,666	60,102
ROU assets obtained in exchange of new operating lease liabilities in non-cash transaction	14,892	24,694
ROU assets disposed through early termination of operating leases in non-cash transaction	(6,572)	(1,880)

	At December 31,	At December 31,
	2020	2021
Weighted average of remaining operating lease term - finance leases (in years)	0.90	2.66
Weighted average of remaining operating lease term - operating leases (in years)	3.07	4.40

Weighted average of operating lease discount rate - finance lease	5.54%	4.95%
Weighted average of operating lease discount rate - operating lease	4.18%	4.34%

12. LEASE (Continued)

As of December 31, 2021, maturities of operating and finance lease liabilities were as follows:

	Operating Lease	Finance Lease	Total Lease
	Payment	Payment	Payment
	$	$	$
Year Ending December 31:
2022	12,768	20,381	33,149
2023	7,941	17,052	24,993
2024	4,833	16,272	21,105
2025	1,880	—	1,880
2026	2,398	—	2,398
Thereafter	10,651	—	10,651
Total future minimum lease payments	40,471	53,705	94,176
Less: imputed interest	5,071	3,552	8,623
NPV for future minimum lease payments	35,400	50,153	85,553

Analysis as:
Short-term	12,185	18,749	30,934
Long-term	23,215	31,404	54,619
Total lease liabilities	35,400	50,153	85,553

As of December 31, 2020, maturities of operating and finance lease liabilities were as follows:

	Operating Lease	Finance Lease	Total Lease
	Payment	Payment	Payment
	$	$	$
Year Ending December 31:
2021	14,374	22,706	37,080
2022	7,427	2,514	9,941
2023	3,632	—	3,632
2024	1,242	—	1,242
2025	369	—	369
Thereafter	1,859	—	1,859
Total future minimum lease payments	28,903	25,220	54,123
Less: imputed interest	467	963	1,430
NPV for future minimum lease payments	28,436	24,257	52,693

Analysis as:
Short-term	15,204	21,887	37,091
Long-term	13,232	2,370	15,602
Total lease liabilities	28,436	24,257	52,693